Acquisitions (Details) - Schedule of estimated fair values of the assets acquired and liabilities - USD ($)	1 Months Ended
	Oct. 19, 2020	Dec. 31, 2021	Dec. 31, 2020	May 18, 2020
Schedule of estimated fair values of the assets acquired and liabilities [Abstract]
Accounts receivable				$ 90,197
Prepayments				15,294
ACO physician contracts				1,073,000
Goodwill	$ 766,249			381,856
Accounts payable	(160,762)			(32,848)
Notes payable	(90,759)
Deferred revenue	(52,998)			(104,034)
Fair Value of Identifiable Assets Acquired and Liabilities Assumed	3,999,730	$ 1,481,105	$ 1,481,105	$ 1,423,465
Website	$ 3,538,000